Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accrued expenses and other current liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
$ in thousands	March 31, 2022	December 31, 2021
Payroll and other employee benefits	$523	$862
Professional fees	1,816	1,379
Research and development costs	2,023	1,895
Operating lease liabilities, current portion	1,287	2,240
Other accrued expenses	617	598
Total accrued expenses and other current liabilities	$6,266	$6,974

	Years Ended December 31,
$ in thousands	2021	2020
Payroll and other employee benefits	$862	$155
Professional fees	1,379	108
Research and development costs	1,895	—
Operating lease liabilities, current portion	2,240	209
Other accrued expenses	598	53
Total accrued expenses and other current liabilities	$6,974	$525